Related party (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party
Profit share, beginning balance	$ 6,853,858	$ 14,847,937	$ 3,638,260
Modification		(11,833,179)
Loss on change in fair value of profit share	766,667	3,839,100	11,209,677
Profit share, ending balance	$ 7,620,525	$ 6,853,858	$ 14,847,937